Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment, Net
Leasehold improvements	¥ 171,621	$ 26,302	¥ 175,579
Furniture, fixtures and equipment	123,779	18,970	133,217
Motor vehicles	103,342	15,838	122,474
Software	145,375	22,280	124,754
Buildings	55,154	8,453	55,154
Property, Plant and Equipment, Gross, Total	599,271	91,843	611,178
Accumulated depreciation	(371,696)	(56,965)	(332,610)
Property Plant And Equipment Net Excluding Construction In Progress, Total	227,575	34,878	278,568
Construction in progress	21,094	3,232	17,752
Property and equipment, net	¥ 248,669	$ 38,110	¥ 296,320